INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF DETAILED INFORMATION ABOUT INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Consolidated Statements of Financial Positions:

Description	Estimated Fair Value December 31, 2021	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Losses	Estimated Fair Value December 31, 2022
U.S. Government Bonds	5,033	528	91	(172)	5,480
Municipal Bonds	2,900	(1,220)	34	(197)	1,517
Bond Mutual Funds	878	-	-	(38)	840
Investment Certificate	-	55	-	-	55
Short Term Investments	8,811	(637)	125	(407)	7,892